Borrowings - Schedule of Redemption Prices (Details) - 6.625 Senior Notes, Due 2019 [Member] - Senior Unsecured Notes [Member]	12 Months Ended
Dec. 31, 2014
2016 [Member]
Debt Instrument [Line Items]
Redemption Price	104.969%
2017 [Member]
Debt Instrument [Line Items]
Redemption Price	103.313%
2018 and Thereafter [Member]
Debt Instrument [Line Items]
Redemption Price	100.00%